Future operations and going concern (Details Narrative) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 08, 2018	Sep. 30, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CHF (SFr)	Jun. 29, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating income/(loss)			$ (10,436)	$ (21,160)	$ (18,532)
Working capital deficit			14,300
the "Anson Facility" | Convertible Debt
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding available			$ 5,500
Convertible debt							$ 22,000
Convertible debt rights, additional information		WISeKey has the right to request Anson to subscribe for four “accelerated” note tranches of up to USD 2,750,000 each or any other amount agreed between the parties
Standyby Equity Distribution Agreement ("SEDA")
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Description	Pursuant to the SEDA, Yorkville commits to provide equity financing to WISeKey in the aggregate amount of up to CHF 50.0 million in exchange for WIHN Class B Shares over a three-year period.
Standby Equity Distribution Agreement Rights, description	WISeKey has the right to make drawdowns under the SEDA, at its discretion, by requesting Yorkville to subscribe for (if the WIHN Class B Shares are issued out of authorized share capital) or purchase (if the WIHN Class B Shares are delivered out of treasury) WIHN Class B Shares worth up to CHF 5.0 million by drawdown, subject to certain exceptions and limitations. On March 4, 2020, the SEDA was extended by 24 months to March 31, 2023.
Outstanding available | SFr						SFr 45,643,955